Note 18 - Exploration and Evaluation Assets (Details Textual) - USD ($) $ in Thousands					12 Months Ended
		Dec. 16, 2020	Nov. 24, 2020	Nov. 19, 2020	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018		Jan. 01, 2019
Statement Line Items [Line Items]
Decrease in exploration and evaluation assets from reallocation to assets held for sale	[1]				$ 500
Assets arising from exploration for and evaluation of mineral resources					6,768	$ 7,139	[2]	$ 6,967		$ 6,967	[2]
Impairment loss recognised in profit or loss, exploration and evaluation assets	[1]				2,930
Total non-current assets or disposal groups classified as held for sale or as held for distribution to owners					500		[2]			296	[2]
Cash flows from (used in) exploration for and evaluation of mineral resources, classified as investing activities					(2,759)	(172)	[3]		[3]
Total trade and other current payables					8,664	8,348	[2]			10,051	[2]
Eagle Vulture, Mascot and Penzance [member]
Statement Line Items [Line Items]
Total non-current assets or disposal groups classified as held for sale or as held for distribution to owners					500
Eagle Vulture, Mascot and Penzance [member]
Statement Line Items [Line Items]
Decrease in exploration and evaluation assets from reallocation to assets held for sale	[1]				500
Assets arising from exploration for and evaluation of mineral resources						3,416		3,344
Impairment loss recognised in profit or loss, exploration and evaluation assets	[1]				2,930
Eagle Vulture, Mascot and Penzance [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Assets arising from exploration for and evaluation of mineral resources					3,430
Glen Hume [Member]
Statement Line Items [Line Items]
Decrease in exploration and evaluation assets from reallocation to assets held for sale	[1]
Assets arising from exploration for and evaluation of mineral resources					2,661
Impairment loss recognised in profit or loss, exploration and evaluation assets	[1]
Period of option agreement (Month)				1 year 90 days
Cash flows from (used in) exploration for and evaluation of mineral resources, classified as investing activities			$ (2,500)
Expected exploration and evaluation of mineral resources expenses			1,000
Option agreement exercise expense			$ 2,500
Percentage of net smelter royalty			1.00%
Option agreement, net smelter royalty buy-out, first five years			$ 15,000
Option agreement, net smelter royalty buy-out, five to ten years			10,000
Option agreement, net smelter royalty buy-out, after ten years			$ 5,000
Connemara North [Member]
Statement Line Items [Line Items]
Decrease in exploration and evaluation assets from reallocation to assets held for sale	[1]
Assets arising from exploration for and evaluation of mineral resources					300
Impairment loss recognised in profit or loss, exploration and evaluation assets	[1]
Period of option agreement (Month)		1 year 180 days
Option agreement exercise expense		$ 600
Percentage of net smelter royalty		1.00%
Total trade and other current payables		$ 300
Option agreement exercise expense within seven days of transfer of ownership		$ 4,400

[1]	Management determined the fair value of Eagle Vulture, Mascot and Penzance as the future sale price as agreed by independent parties in the sale contract that amounted to $500. The carrying amount of Eagle Vulture, Mascot and Penzance before the impairment was $3,430 and the write down resulted in an impairment expense of $2,930. The $500 carrying value was reallocated to Assets held for sale in December, 2020.
[2]	The Group voluntarily changed its disclosure policy for exploration and evaluation assets to be disclosed separately as Exploration and evaluation assets rather than as part of Property, plant and equipment; similarly lease liabilities were classified separately from trade and other payables (refer to note 4(b)(i) and 4(b)(ii)). The new disclosure policies were adopted from December, 2020 and have been applied retrospectively.
[3]	The Group voluntarily changed its disclosure policy for exploration and evaluation assets to be disclosed separately as Acquisition of exploration and evaluation assets rather than as part of Acquisition of property, plant and equipment (refer to note 4(b)(i)). The new disclosure policy was adopted from December 10, 2020 and has been applied retrospectively.